Cover	May 06, 2022
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	May 06, 2022
Entity Registrant Name	Hyzon Motors Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-3962
Entity Tax Identification Number	82-2726724
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14472
Entity Address, City or Town	Honeoye Falls
Entity Address, Address Line One	475 Quaker Meeting House Road
Local Phone Number	484-9337
City Area Code	585
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001716583
Amendment Flag	true
Amendment Description	Explanatory NoteOn May 6, 2022, Hyzon Motors Inc. (the “Company”) issued a press release and investor presentation announcing its financial results for the first quarter ended March 31, 2022 and furnished a copy thereof pursuant to a Current Report on Form 8-K (the “Original 8-K”) as Exhibit 99.1 and Exhibit 99.2, respectively. This Current Report on Form 8-K/A (“Amendment”) is being filed as an amendment to the Original 8-K to correct a clerical error in the calculation of Comprehensive loss attributable to noncontrolling interest, to correct a clerical error in the calculation of Interest income (expense), net line item of EBITDA and to update the calculation of income tax expense to reflect $526,000 attributable to the unrealized gain of the equity investment in Raven SR, LLC. This Amendment amends, restates and supersedes the Original 8-K in its entirety.
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $.001 per share
Trading Symbol	HYZN
Security Exchange Name	NASDAQ
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	HYZNW
Security Exchange Name	NASDAQ